Concentrations	12 Months Ended
Dec. 31, 2024
Concentrations
Concentrations

Note 9. Concentrations

At December 31, 2024 and 2023, the Company had deposits in major financial institutions that exceeded the amount under protection by the Securities Investor Protection Corporation (“SIPC”) and the Federal Deposit Insurance Corporation (“FDIC”). Currently, the Company is covered up to $250,000 by the SIPC and FDIC and at times maintains cash balances in excess of the SIPC and FDIC coverages.